January 19, 2007

                        TOUCHSTONE VARIABLE SERIES TRUST

                  SUPPLEMENT TO PROSPECTUS DATED JULY 31, 2006

           NOTICE OF REALLOCATION OF HOLDINGS IN THE ENHANCED ETF FUND

Based on the strategy outlined in the Prospectus, the Touchstone Enhanced ETF Fund reallocated its holdings on January 19, 2007. As a result, the chart presented on page 64 of the Prospectus is replaced with the following chart.

------------------------------------------------------------------------
iShares(R)Trust: iShares Lehman Aggregate Bond Fund                   3%
------------------------------------------------------------------------
------------------------------------------------------------------------
iShares(R)Trust: iShares MSCI EAFE Index Fund                        22%
------------------------------------------------------------------------
------------------------------------------------------------------------
iShares(R)Trust: iShares S&P MidCap 400 Value Index Fund              3%
------------------------------------------------------------------------
------------------------------------------------------------------------
iShares(R)Trust: iShares S&P MidCap 400 Growth Index Fund             3%
------------------------------------------------------------------------
------------------------------------------------------------------------
iShares(R)Trust: iShares S&P SmallCap 600 Value Index Fund           22%
------------------------------------------------------------------------
------------------------------------------------------------------------
iShares(R)Trust: iShares S&P SmallCap 600 Growth Index Fund           3%
------------------------------------------------------------------------
------------------------------------------------------------------------
iShares(R)Trust: iShares S&P 500 Value Index Fund                    22%
------------------------------------------------------------------------
------------------------------------------------------------------------
iShares(R)Trust: iShares S&P 500 Growth Index Fund                   22%
------------------------------------------------------------------------


    NOTICE OF TERMINATION OF SPONSOR AGREEMENT WITH TOUCHSTONE ADVISORS, INC.
      NOTICE OF NEW ADMINISTRATION AGREEMENT WITH TOUCHSTONE ADVISORS, INC. NOTICE OF NEW EXPENSE LIMITATION AGREEMENT WITH TOUCHSTONE ADVISORS, INC.
            NOTICE OF CHANGES TO OPERATING EXPENSE TABLE DISCLOSURES

Prior to January 1, 2007, the Funds had entered into a Sponsor Agreement with Touchstone Advisors, Inc. (the "Advisor") whereby the Advisor provided certain management support and administrative oversight services to the Funds in exchange for the payment of a sponsor fee. The Sponsor Agreement further provided that the Advisor would waive a portion of its fees and/or reimburse Fund expenses in order to limit each Fund's annual net operating expenses to the amounts stated in the Sponsor Agreement. The Sponsor Agreement was terminated on January 1, 2007. The services provided by the Advisor in the Sponsor Agreement are now provided in a new Administration Agreement and the expense limitations provided by the Advisor in the Sponsor Agreement are now provided in a New Expense Limitation Agreement. Under the new Administration Agreement, the Advisor will provide certain administrative services to the Funds in exchange for payment of a tiered administration fee that is currently 0.20% of each Fund's average daily net assets. The Advisor will sub-contract certain of these administrative services to an affiliated party.

The tables showing the Funds' fees and expenses ("Expense Tables") have been revised to reflect the termination of the 0.20% sponsor fee, the new 0.20% administration fee and to replace references to the Sponsor Agreement with references to the Expense Limitation Agreement. ALTHOUGH CERTAIN DISCLOSURES IN THE FUNDS' EXPENSE TABLES HAVE CHANGED, THE AMOUNT OF FEES AND EXPENSES THAT YOU MAY PAY FOR HOLDING SHARES OF EACH FUND HAS NOT CHANGED, EXCEPT THE BARON SMALL CAP FUND'S "NET EXPENSES" HAVE BEEN LOWERED BY 0.03%.

THE EXPENSE TABLE FOR THE TOUCHSTONE BARON SMALL CAP FUND ON PAGE 6 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                         ANNUAL OPERATING EXPENSES
                               (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fee                                                     1.05%
--------------------------------------------------------------------------------
Other Expenses(1)                                                  0.50%
      Administration Fees                                                0.20%
      Other Expenses                                                     0.30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                            1.55%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                            0.04%
--------------------------------------------------------------------------------
Net Expenses(2)                                                    1.51%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) "Net Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005 except they have been restated to reflect a 0.03% decrease in "Net Expenses." Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.65% or below. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Baron Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year           3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
    $154             $486             $841             $1,842
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE MID CAP GROWTH FUND ON PAGE 10 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                 ANNUAL OPERATING EXPENSES
                         (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
Management Fee                                                   0.80%
--------------------------------------------------------------------------------
Other Expenses(1)                                                0.50%
      Administration Fees                                              0.20%
      Other Expenses                                                   0.30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                          1.30%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)                       0.15%
--------------------------------------------------------------------------------
Net Expenses                                                     1.15%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.15%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year           3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
     $117             $397             $699             $1,555
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE THIRD AVENUE VALUE FUND ON PAGE 15 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                 ANNUAL OPERATING EXPENSES
                        (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fee                                                   0.80%
--------------------------------------------------------------------------------
Other Expenses(1)                                                0.29%
      Administration Fees                                             0.20%
      Other Expenses                                                  0.09%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                          1.09%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)                       0.04%
--------------------------------------------------------------------------------
Net Expenses                                                     1.05%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.05%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Third Avenue Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year           3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
     $107             $343             $597             $1,325
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND ON PAGE 18-19 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                    ANNUAL OPERATING EXPENSES
                          (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------

Management Fee                                                  0.75%
--------------------------------------------------------------------------------
Other Expenses(1)                                               0.44%
      Administration Fees                                            0.20%
      Other Expenses                                                 0.24%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                         1.19%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)                      0.14%
--------------------------------------------------------------------------------
Net Expenses                                                    1.05%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.05%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Eagle Capital Appreciation Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
     1 Year           3 Years          5 Years          10 Years
       $107             $364             $641             $1,431
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE ENHANCED DIVIDEND 30 FUND ON PAGE 22 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                   ANNUAL OPERATING EXPENSES
                           (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------

Management Fee                                               0.65%
--------------------------------------------------------------------------------
Other Expenses(1)                                            0.48%
      Administration Fees                                         0.20%
      Other Expenses                                              0.28%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                      1.13%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)                   0.38%
--------------------------------------------------------------------------------
Net Expenses                                                 0.75%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.75%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Enhanced Dividend 30 Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
     1 Year           3 Years          5 Years          10 Years
       $77              $321             $586             $1,341
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE VALUE PLUS FUND ON PAGES 25-26 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                        ANNUAL OPERATING EXPENSES
                               (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------

Management Fee                                              0.75%
--------------------------------------------------------------------------------
Other Expenses(1)                                           0.60%
      Administration Fees                                        0.20%
      Other Expenses                                             0.40%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                    1.35%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)                 0.20%
--------------------------------------------------------------------------------
Net Expenses                                               1.15%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.15%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years          10 Years
     $117             $408             $720             $1,606
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE GROWTH & INCOME FUND ON PAGES 29-30 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                   ANNUAL OPERATING EXPENSES
                            (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
Management Fee                                            0.80%
--------------------------------------------------------------------------------
Other Expenses(1)                                         0.46%
      Administration Fees                                      0.20%
      Other Expenses                                           0.26%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                   1.26%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)                0.41%
--------------------------------------------------------------------------------
Net Expenses                                              0.85%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.85%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Growth & Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
       1 Year           3 Years          5 Years          10 Years
         $87              $359             $652             $1,487
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE BALANCED FUND ON PAGES 34-35 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                        ANNUAL OPERATING EXPENSES
                                 (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
Management Fee                                             0.80%
--------------------------------------------------------------------------------
Other Expenses(1)                                          0.48%
      Administration Fees                                      0.20%
      Other Expenses                                           0.28%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                     1.28%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)                  0.38%
--------------------------------------------------------------------------------
Net Expenses                                                0.90%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.90%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Balanced Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
      1 Year           3 Years          5 Years          10 Years
        $92              $368             $666             $1,512
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE HIGH YIELD FUND ON PAGES 38-39 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                      ANNUAL OPERATING EXPENSES
                                (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fee                                             0.50%
--------------------------------------------------------------------------------
Other Expenses(1)                                          0.44%
      Administration Fees                                       0.20%
      Other Expenses                                            0.24%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                    0.94%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)                 0.14%
--------------------------------------------------------------------------------
Net Expenses                                               0.80%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.80%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
     1 Year           3 Years          5 Years          10 Years
       $82              $286             $506             $1,142
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE CORE BOND FUND ON PAGES 42-43 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                     ANNUAL OPERATING EXPENSES
                             (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
Management Fee                                          0.55%
--------------------------------------------------------------------------------
Other Expenses(1)                                       0.41%
      Administration Fees                                    0.20%
      Other Expenses                                         0.21%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                 0.96%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)              0.21%
--------------------------------------------------------------------------------
Net Expenses                                            0.75%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.75%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
     1 Year           3 Years          5 Years          10 Years
       $77              $285             $510             $1,159
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE MONEY MARKET FUND ON PAGES 46-47 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                      ANNUAL OPERATING EXPENSES
                               (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
                                                     Service
                                                     Class         Class I
                                                     Shares        Shares
--------------------------------------------------------------------------------
Management Fee                                       0.18%         0.18%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%         None
--------------------------------------------------------------------------------
Other Expenses(1)                                    0.32%         0.32%
      Administration Fees                                 0.20%         0.20%
      Other Expenses                                      0.12%         0.12%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              0.75%         0.50%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.21%         0.22%
--------------------------------------------------------------------------------
Net Expenses                                         0.54%         0.28%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.54% for Service Class Shares and 0.28% for Class I shares. These expense limitations will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                         1 Year       3 Years       5 Years       10 Years
Service Class Shares      $55          $219          $396          $911
Class I Shares            $29          $138          $258          $607
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE CONSERVATIVE ETF FUND ON PAGES 52-53 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                       ANNUAL OPERATING EXPENSES
                              (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
                                                      Service
                                                      Class         Class I
                                                      Shares        Shares
--------------------------------------------------------------------------------
Management Fee                                        0.40%         0.40%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                             0.25%         None
--------------------------------------------------------------------------------
Other Expenses(1)                                     1.95%         1.95%
      Administration Fees                                  0.20%         0.20%
      Other Expenses                                       1.75%         1.75%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)               2.60%         2.35%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)            1.85%         1.85%
--------------------------------------------------------------------------------
Net Expenses                                          0.75%         0.50%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" for Service Class shares are based upon estimated amounts for the current fiscal year and reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007. "Other Expenses" and "Total Annual Fund Operating Expenses" for Class I Shares are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.75% for Service Class Shares and 0.50% for Class I shares. These expense limitations will be in effect until at least January 1, 2008.

In addition to the direct expenses of the Fund set forth above, the Fund also will bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be as follows:

                               Estimated Total Annual     Estimated Total Annual
                               Expenses Before Waivers    Expenses After Waivers
                               and/or Reimbursements      and/or Reimbursements

Service Class Shares                    3.04%                     0.94%
--------------------------------------------------------------------------------
Class I Shares                          2.79%                     0.69%
--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Conservative ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
                          1 Year       3 Years       5 Years       10 Years
Service Class Shares        $77          $632          $1,214        $2,796
Class I Shares              $51          $555          $1,087        $2,543
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE MODERATE ETF FUND ON PAGEs 57-58 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                        ANNUAL OPERATING EXPENSES
                              (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
                                                     Service
                                                     Class         Class I
                                                     Shares        Shares
--------------------------------------------------------------------------------
Management Fee                                       0.40%         0.40%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%         None
--------------------------------------------------------------------------------
Other Expenses(1)                                    0.91%         0.91%
      Administration Fees                                  0.20%         0.20%
      Other Expenses                                       0.71%         0.71%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              1.56%         1.31%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.81%         0.81%
--------------------------------------------------------------------------------
Net Expenses                                         0.75%         0.50%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" for Service Class shares are based upon estimated amounts for the current fiscal year and reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007. "Other Expenses" and "Total Annual Fund Operating Expenses" for Class I Shares are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.75% for Service Class Shares and 0.50% for Class I shares. These expense limitations will be in effect until at least January 1, 2008.

In addition to the direct expenses of the Fund set forth above, the Fund also will bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be as follows:

                               Estimated Total Annual     Estimated Total Annual
                               Expenses Before Waivers    Expenses After Waivers
                               and/or Reimbursements      and/or Reimbursements

Service Class Shares                    1.85%                     0.94%
--------------------------------------------------------------------------------
Class I Shares                          1.60%                     0.69%
--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Moderate ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
                          1 Year       3 Years       5 Years       10 Years
Service Class Shares        $77          $413          $773          $1,788
Class I Shares              $51          $335          $640          $1,508
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE AGGRESSIVE ETF FUND ON PAGES 62-63 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                      ANNUAL OPERATING EXPENSES
                               (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
                                                 Service
                                                 Class         Class I
                                                 Shares        Shares
--------------------------------------------------------------------------------
Management Fee                                   0.40%         0.40%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                        0.25%         None
--------------------------------------------------------------------------------
Other Expenses(1)                                0.95%         0.95%
      Administration Fees                               0.20%         0.20%
      Other Expenses                                    0.75%         0.75%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)          1.60%         1.35%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)       0.85%         0.85%
--------------------------------------------------------------------------------
Net Expenses                                     0.75%         0.50%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" for Service Class shares are based upon estimated amounts for the current fiscal year and reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007. "Other Expenses" and "Total Annual Fund Operating Expenses" for Class I Shares are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.75% for Service Class Shares and 0.50% for Class I shares. These expense limitations will be in effect until at least January 1, 2008.

In addition to the direct expenses of the Fund set forth above, the Fund also will bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be as follows:

                               Estimated Total Annual     Estimated Total Annual
                               Expenses Before Waivers    Expenses After Waivers
                               and/or Reimbursements      and/or Reimbursements

Service Class Shares                    1.91%                     0.95%
--------------------------------------------------------------------------------
Class I Shares                          1.66%                     0.70%
--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Aggressive ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
                          1 Year       3 Years       5 Years       10 Years
Service Class Shares        $77          $422          $791          $1,828
Class I Shares              $51          $344          $658          $1,550
--------------------------------------------------------------------------------

THE EXPENSE TABLE FOR THE TOUCHSTONE ENHANCED ETF FUND ON PAGES 67-68 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                                       ANNUAL OPERATING EXPENSES
                                 (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
                                                 Service
                                                 Class         Class I
                                                 Shares        Shares
--------------------------------------------------------------------------------
Management Fee                                   0.40%         0.40%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                        0.25%         None
--------------------------------------------------------------------------------
Other Expenses(1)                                0.87%         0.87%
      Administration Fees                             0.20%         0.20%
      Other Expenses                                  0.67%         0.67%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)          1.52%         1.27%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)       0.77%         0.77%
--------------------------------------------------------------------------------
Net Expenses                                     0.75%         0.50%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" for Service Class shares are based upon estimated amounts for the current fiscal year and reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007. "Other Expenses" and "Total Annual Fund Operating Expenses" for Class I Shares are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.75% for Service Class Shares and 0.50% for Class I shares. These expense limitations will be in effect until at least January 1, 2008.

In addition to the direct expenses of the Fund set forth above, the Fund also will bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be as follows:

                               Estimated Total Annual     Estimated Total Annual
                               Expenses Before Waivers    Expenses After Waivers
                               and/or Reimbursements      and/or Reimbursements

Service Class Shares                   1.81%                      0.95%
--------------------------------------------------------------------------------
Class I Shares                         1.56%                      0.70%
--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Enhanced ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
                          1 Year       3 Years       5 Years       10 Years
Service Class Shares      $77          $405          $756          $1,747
Class I Shares            $51          $327          $623          $1,466
--------------------------------------------------------------------------------




********************************************************************************

AS A RESULT OF TOUCHSTONE ADVISORS BECOMING THE ADMINISTRATOR TO THE FUNDS, THE DESCRIPTION OF SERVICES PROVIDED TO THE FUNDS BY TOUCHSTONE ADVISORS CONTAINED IN THE LAST PARAGRAPH ON PAGE 79 OF THE PROSPECTUS HAS BEEN REVISED AS FOLLOWS:

Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Sub-Advisors, custodian, transfer agent, sub-administrator or other parties. These parties may be affiliates of Touchstone Advisors.






              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                 Ph: 800.543.0407 o wwwtouchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.